CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Advertising (include revenue received from CRIC of $3,474, $2,526 and $852 for 2011, 2010 and 2009, respectively)	$ 368,805	$ 290,814	$ 227,895
Non-advertising (include amortization of deferred revenue from CRIC of $18,745, $18,745 and $4,686 for 2011, 2010 and 2009, respectively)	114,024	111,803	130,672
Total net revenues	482,829	402,617	358,567
Costs of revenue:
Advertising	157,458	116,295	99,835
Non-advertising	57,890	52,115	58,457
Total costs of revenue	215,348	168,410	158,292
Gross profit	267,481	234,207	200,275
Operating expenses:
Sales and marketing	135,867	77,996	85,133
Product development	65,533	34,048	33,777
General and administrative	30,121	22,585	40,025
Goodwill impairment	68,891
Amortization of intangible assets	731	3,335	4,138
Total operating expenses	301,143	137,964	163,073
Income (loss) from operations	(33,662)	96,243	37,202
Interest and other income, net	16,327	8,804	8,371
Earnings from equity investments, net	1,466	12,604
Gain on sale of business or (investment impairment)	(281,548)	(128,554)	375,055
Income (loss) before income tax expense	(297,417)	(10,903)	420,628
Income tax expense	(5,001)	(8,436)	(8,323)
Net income (loss)	(302,418)	(19,339)	412,305
Less: Net income (loss) attributable to the noncontrolling interest	(326)	(245)	410
Net income (loss) attributable to SINA	$ (302,092)	$ (19,094)	$ 411,895
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 7.53
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ (4.64)	$ (0.31)	$ 6.95
Shares used in computing basic net income (loss) per share attributable to SINA (in shares)	65,121	61,216	54,722
Shares used in computing diluted net income (loss) per share attributable to SINA (in shares)	65,121	61,216	59,259